Investment Securities - Schedule of Realized Gains and Losses from Sale of Securities Classified as Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Realized gains	$ 40	$ 1,651	$ 2,949
Realized losses	(49,940)	(1,799)	(948)
Net realized gains (losses)	$ (49,900)	$ (148)	$ 2,001